IMPACT OF THE GLOBAL COVID-19 PANDEMIC	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Insurance [Abstract]
IMPACT OF THE GLOBAL COVID-19 PANDEMIC
4.	IMPACT OF THE GLOBAL COVID-19 PANDEMIC

In March 2020, the World Health Organization declared the outbreak of COVID-19 a pandemic. The COVID-19 pandemic has rapidly changed market and economic conditions globally and has significantly impacted the entertainment and sports industries. The COVID-19 pandemic resulted in various governmental restrictions, including government-mandated stay-at-home orders, travel restrictions and limitations on social or public gatherings, and began to have a significant adverse impact on the Company’s business and operations beginning in March 2020. In particular, this led to a lack of live ticketed events as well as the postponement or cancellation of live sporting events and other in-person events, including concerts, fashion shows, public appearances, and experiential marketing events. In addition, many entertainment productions, including film and television shows, were put on hiatus.

While activity has resumed in certain of our businesses and restrictions have been lessened or lifted, restrictions impacting certain of our businesses remain in effect in locations where we are operating and could in the future be reduced or increased, or removed or reinstated. The Company’s events, experiences and experiential marketing businesses primarily generate their revenue from live events and many events remain cancelled, and where live events are able to take place, the Company expects attendance to be at significantly reduced levels. Overall, the Company expects a recovery in 2021 to be gradual due to general uncertainty surrounding COVID-19.

In response to the COVID-19 pandemic, the Company implemented cost savings initiatives across the Company starting in the second quarter of 2020, including salary reductions, hiring freezes, furloughs, reduced work arrangements, and reductions of its workforce. In addition, the Company reduced marketing spend, cancelled internal company events, eliminated costs for consultants, reduced travel and entertainment expenses, and reduced other operating expenses, capital expenditures and acquisition activity.

The full magnitude the pandemic will have on the Company’s financial condition, liquidity and future results is uncertain and will depend on the duration of the pandemic, as well as the effectiveness of mass vaccinations and other public health efforts to mitigate the impact. Accordingly, the Company’s estimates regarding the magnitude and length of time that these disruptions will continue to impact its results of operations, cash flows and financial condition may change in the future, and such changes could be material. Additionally, changes to estimates related to the COVID-19 disruptions could result in other impacts, including but not limited to, additional goodwill, indefinite lived intangibles, long-lived assets and equity-method investment impairment charges, and increased valuation allowances for deferred tax assets. Such changes will be recognized in the period in which they occur.

Liquidity

The ongoing COVID-19 pandemic has had a significant impact on the Company’s cash flows from operations. The Company’s primary need for liquidity is to fund working capital requirements, debt service obligations, acquisitions and capital expenditures. As of March 31, 2021, the Company reduced its outstanding borrowings under the Revolving Credit Facility such that the quarterly covenant test was not applicable. In April 2021, the Company received a waiver from the financial covenant for the test periods ending June 30, 2021, September 30, 2021 and December 31, 2021. As of March 31, 2021, cash and cash equivalents totaled $880.9 million, including cash held at non-wholly owned consolidated subsidiaries where cash distributions may be subject to restriction under applicable operating agreements or debt agreements and, due to such restrictions, may not be readily available to service obligations outside of those subsidiaries. These balances primarily consist of Zuffa ($346 million), Endeavor China ($93 million) and OLE ($29 million) as of March 31, 2021. Subsequent to March 31, 2021, the Zuffa operating agreement was amended to remove certain covenants restricting distributions and other payments.

After considering the impact of COVID-19, the effects of the Company’s related cost saving initiatives and the proceeds received from the IPO and Private Placements, the Company believes that existing cash, cash generated from operations and available capacity for borrowings under its credit facilities will satisfy working capital requirements, capital expenditures, and debt service requirements for at least the succeeding year.

4. IMPACT OF THE GLOBAL COVID-19 PANDEMIC

In March 2020, the World Health Organization declared the outbreak of COVID-19 a pandemic. The COVID-19 pandemic has rapidly changed market and economic conditions globally and has significantly impacted the entertainment and sports industries. The COVID-19 pandemic has resulted in various governmental restrictions, including government-mandated stay-at-home orders, travel restrictions and limitations on social or public gatherings, and began to have a significant adverse impact on the Company’s business and operations beginning in March 2020. In particular, this has led to a lack of live ticketed events as well as the postponement or cancellation of live sporting events and other in-person events, including concerts, fashion shows, public appearances, and experiential marketing events. In addition, many entertainment productions, including film and television shows, have been or were put on hiatus.

While activity has resumed in certain of our businesses and restrictions have been lessened or lifted—for example, major sporting events for which we have media rights have restarted without, or with limited numbers of, fans and have gradually increased permitted fan attendance, film and television productions have begun in certain areas around the world, fashion photo shoots have taken place virtually, and students have returned to IMG Academy—restrictions impacting certain of our businesses remain in effect in locations where we are operating and could in the future be reduced or increased, or removed or reinstated. The Company’s events, experiences and experiential marketing businesses primarily generate their revenue from live events and many events have been cancelled and where live events are able to take place, the Company expects attendance to be at significantly reduced levels. Overall, the Company expects a recovery in 2021 to be gradual due to general uncertainty surrounding COVID-19, the timing and extent of distributing a vaccine and the impact of variants.

The Company’s primary event insurance policies for certain of its events and experiences businesses are held by the Company and On Location Experiences, LLC (“OLE”), respectively. Each policy provides coverage to the extent an event is cancelled, including due to a pandemic. For many of the Company’s cancelled events, the Company has filed claims under its policies for costs incurred as well as for lost profits. The Company has recorded $87.0 million for insurance recoveries during the year ended December 31, 2020 in the consolidated statement of operations.

In response to the COVID-19 pandemic, the Company implemented cost savings initiatives across the Company, including salary reductions, hiring freezes, furloughs, reduced work arrangements, and reductions of its workforce. In addition, the Company reduced marketing spend, cancelled internal company events, eliminated certain costs for consultants, reduced travel and entertainment expenses, and reduced other operating expenses, capital expenditures and acquisition activity. The Company incurred severance costs for the reduction of its workforce of $27.0 million during the year ended December 31, 2020 and included these costs in selling, general and administrative expenses in the consolidated statement of operations. As of December 31, 2020, the Company had remaining severance payments of $8.0 million, of which $7.5 million was recorded in accrued liabilities and $0.5 million was recorded in other long-term liabilities in the consolidated balance sheet.

The full magnitude the pandemic will have on the Company’s financial condition, liquidity and future results is uncertain and will depend on the duration of the pandemic, as well as the additional actions taken by governmental authorities to control the spread of the virus and the timing and extent of continuing to distribute a vaccine. Accordingly, the Company’s estimates regarding the magnitude and length of time that these disruptions will continue to impact its results of operations, cash flows and financial condition may change in the future, and such changes could be material. Additionally, changes to estimates related to the COVID-19 disruptions could result in other impacts, including but not limited to, additional goodwill, indefinite lived intangibles, long-lived assets and equity-method investment impairment charges, and increased allowances for accounts receivable and deferred tax assets. Such changes will be recognized in the period in which they occur.

Liquidity

The ongoing COVID-19 pandemic has had a significant impact on the Company’s cash flows from operations. Given the ongoing uncertainty, the Company has taken several steps to preserve capital and increase liquidity. In addition to the cost savings measures noted above, the Company borrowed $163.1 million under its Revolving Credit Facility and $150.0 million under the Zuffa Revolving Credit Facility. In addition, the Company raised $260.0 million of incremental term loans under the 2014 Credit Facilities for general corporate purposes and raised $150.0 million of incremental term loans under the Zuffa Credit Facilities which was used to repay the $150.0 million in outstanding borrowings under the Zuffa Revolving Credit Facility resulting in a completely undrawn revolver as of December 31, 2020 (see Note 12). In April 2020, the Company obtained a waiver of the quarterly covenant tests applicable under the 2014 Credit Facilities for the test periods ended June 30, 2020, September 30, 2020 and December 31, 2020. The Company reduced its outstanding borrowings under the Revolving Credit Facility as of March 31, 2021 such that the quarterly covenant test is not applicable. The Company expects to have sufficient cash to reduce outstanding borrowings under the Revolving Credit Facility, such that quarterly covenant tests would not be required for the remainder of 2021 or could request an additional waiver, if necessary.

The Company’s primary need for liquidity is to fund working capital requirements, debt service obligations, and capital expenditures. As of December 31, 2020, cash and cash equivalents totaled $1.0 billion, including cash held at non-wholly owned consolidated subsidiaries of $421 million where cash distributions may be subject to restriction under applicable operating agreements or debt agreements and, due to such restrictions, may not be readily available to service obligations outside of those subsidiaries. These balances primarily consist of Zuffa ($282 million), Endeavor China ($95 million) and OLE ($26 million) as of December 31, 2020. In addition, $62 million of cash in certain wholly-owned foreign subsidiaries and content production entities may not be readily available to service obligations outside of those subsidiaries.

After considering the impact of COVID-19 and the effects of the Company’s related cost saving initiatives, the Company believes that existing cash, cash generated from operations and available capacity for borrowings under its credit facilities will satisfy working capital requirements, capital expenditures, and debt service requirements for at least the succeeding year. However, due to the uncertainty of COVID-19 and to the extent the surge in the COVID-19 pandemic continues globally (including any broader global deterioration in economic conditions or the extension of governmental restrictions imposed as a result thereof), the Company may need to extend measures or take additional measures to preserve liquidity.